Taxation (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxation
Loss before income tax	€ 27,300	€ 23,600
Non-cash fair value gains on derivative financial instruments	7,600	28,400
Deferred tax expense	€ 0	0
Statutory tax rate	21.00%
Corporate income tax rate	12.50%
Unrecognised deferred tax assets	€ 6,200	€ 1,700